FINANCIAL RISK MANAGEMENT - CAPITAL RISK MANAGEMENT (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT [abstract]
Short-term loan	¥ 0	¥ 0
Long-term loan	0	0
Bond payable	0	0
Long-term payable	¥ 0	¥ 0